Prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Third-party platform funds receivable	[1]	¥ 145,539		¥ 91,747
VAT prepayments		54,408		62,496
Supplier rebate receivables		52,968		49,909
Receivable from disposal of a long-term investment		59,384		0
Interest receivable		92		8,928
Prepaid taxes related with overseas purchase		42,710		31,470
Prepaid vendors deposits		14,872		16,427
Prepaid advertising and marketing fees		82,223		16,775
Prepaid rental fees		12,673		9,656
Other receivables		11,271		7,287
Total		¥ 476,140	$ 69,252	¥ 294,695

[1]	This balance represents cash deposits from Jiedian customers that use its portable power banks, held by third-party on-line payment service providers.